Income taxes (Details 3) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income taxes
Non-capital losses - Canada	$ 6,921,000	$ 2,889,000
Net-capital losses - Australia	124,000	33,000
Financing costs	1,449,000	925,000
Total	$ 8,494,000	$ 3,847,000